Financial guarantee liabilities and financial guarantee assets (Tables)	12 Months Ended
Dec. 31, 2021
Guarantees [Abstract]
Schedule of guarantee liability movement activities
(i) Financial guarantee liabilities
The following table sets forth the financial guarantee liabilities movement activities for the years ended December 31, 2019, 2020 and 2021.

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of the year	15,537	101,933	20,260
Fair value of financial guarantee liabilities upon the inception of new loans	493,799	56,810	20,511
Release of financial guarantee liabilities upon repayment	(407,403)	(138,483)	(27,035)
Contingent liabilities	—	—	—

Balance at the end of the year	101,933	20,260	13,736

Schedule of guarantee assets movement activities
(ii) Financial guarantee assets, net
The financial guarantee assets, net consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Short-term:
Short-term financial assets receivable	19,561	13,552
Allowance for credit losses	(992)	(605)

Short-term financial assets receivable, net	18,569	12,947

Long-term:
Long-term financial assets receivable	698	184
Allowance for credit losses	—	—

Long-term financial assets receivable, net	698	184

Schedule of guarantee assets allowance for credit loss movement activities
The movement of the allowance for credit losses for the years ended December 31, 2019, 2020 and 2021 consist of the following:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of the year	—	9,045	992
Additions/(Reversal)	12,527	(8,053)	(387)
Charge-offs	(3,482)	—	—

Balance at end of the year	9,045	992	605